Note Net income per common share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Accelerated Share Repurchases Final Price Paid Per Share	$ 51.27
Initial shares received as part of an accelerated share repurchase program		2,000,000
Accelerated share repurchases settlement receipt	$ 125
Common Shares Repurchased Accelerated Share Repurchase Agreements	438,180